Share Based Compensation - Summary of Option Activities (Detail) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Remaining Contractual Life		3 years
Second A&R 2020 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Beginning balance		499,985,297
Number of Options, Granted		86,624,310
Number of Options, Forfeited		(72,086,216)
Number of Options, Exercised		(26,354,740)
Number of Options, Ending balance		488,168,651	499,985,297
Number of Options, Vested and expected to vest		488,168,651
Number of Options, Exercisable		216,098,033
Weighted Average Exercise Price per option, Beginning balance		$ 0.1732
Weighted Average Exercise Price per option, Granted		0.0053
Weighted Average Exercise Price per option, Forfeited		0.2071
Weighted Average Exercise Price per option, Exercised		0.0153
Weighted Average Exercise Price per option, Ending balance		0.147	$ 0.1732
Weighted Average Exercise Price per option, Vested and expected to vest		0.147
Weighted Average Exercise Price per option, Exercisable		0.1462
Weighted Average grant date fair value per option, Beginning balance		0.2162
Weighted Average grant date fair value per option, Granted		0.0979
Weighted Average grant date fair value per option, Forfeited		0.2731
Weighted Average grant date fair value per option, Exercised		0.0551
Weighted Average grant date fair value per option, Ending balance		0.1955	$ 0.2162
Weighted Average grant date fair value per option, Vested and expected to vest		0.1955
Weighted Average grant date fair value per option, Exercisable		$ 0.1556
Weighted Average Remaining Contractual Life	10 years	7 years 3 months 29 days	7 years 11 months 26 days
Weighted Average Remaining Contractual Life, Vested and expected to vest		7 years 3 months 29 days
Weighted Average Remaining Contractual Life, Exercisable		5 years 10 months 28 days
Aggregate Intrinsic Value, Beginning balance		$ 21,612
Aggregate Intrinsic Value, Ending balance		7,266	$ 21,612
Aggregate Intrinsic Value, Vested and expected to vest		7,266
Aggregate Intrinsic Value, Exercisable		$ 3,123